Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2019 USD ($)	Apr. 30, 2014 USD ($)	Jan. 31, 2014 USD ($)
Summary of significant accounting policies
Value-added tax refund	$ 465,071	$ 636,536	$ 968,909
Fixed annual interest rate	2.00%
Inventory reserve	$ 0	$ 0
Estimated useful life of land use right		50 years
Shipping and handling expenses	24,979	$ 65,881	164,230
Government subsidy income	97,366	132,212	$ 110,439
Government subsidies received, equipment of energy projects				$ 140,000	$ 140,000	$ 840,000
Unrecognized government grants	$ 202,165	$ 303,894
Maximum rate of VAT	13.00%
Percentage of VAT refund	70.00%
Effect of exchange rate on foreign currency translation	0.1371	0.1577
Average exchange rates	0.1418	0.1570	0.1536
Maximum insured amount deposit in bank	$ 70,889